Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Entity Registrant Name	CLEAN VISION CORPORATION
Entity Central Index Key	0001391426
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false